Voya Index Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.2%
51,230	Vanguard Global ex-U.S. Real Estate ETF	$3,001,566	1.0
40,202	Vanguard Real Estate ETF	3,748,836	1.2

	Total Exchange-Traded Funds (Cost $6,295,585)	6,750,402	2.2

MUTUAL FUNDS: 97.5%
	Affiliated Investment Companies: 97.5%
2,084,651	Voya Emerging Markets Index Portfolio - Class P2	23,097,930	7.5
7,539,567	Voya International Index Portfolio - Class P2	74,792,506	24.1
1,199,711	Voya Russell Mid Cap Index Portfolio - Class P2	15,428,280	5.0
708,256	Voya Russell Small Cap Index Portfolio - Class P2	9,306,484	3.0
1,649,557	Voya U.S. Bond Index Portfolio - Class P2	18,095,635	5.8
10,184,719	Voya U.S. Stock Index Portfolio - Class P2	161,224,107	52.1

	Total Mutual Funds (Cost $299,167,406)	301,944,942	97.5

	Total Investments in Securities (Cost $305,462,991)	$308,695,344	99.7
	Assets in Excess of Other Liabilities	1,055,548	0.3
	Net Assets	$309,750,892	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$6,750,402	$–	$–	$6,750,402
Mutual Funds	301,944,942	–	–	301,944,942
Total Investments, at fair value	$308,695,344	$–	$–	$308,695,344
Other Financial Instruments+
Futures	197,082	–	–	197,082
Total Assets	$308,892,426	$–	$–	$308,892,426
Liabilities Table
Other Financial Instruments+
Futures	$(199,544)	$–	$–	$(199,544)
Total Liabilities	$(199,544)	$–	$–	$(199,544)

Voya Index Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2019 (Unaudited) (Continued)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/19	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$22,172,027	$8,730,289	$(8,096,733)	$292,347	$23,097,930	$476,692	$675,448	$-
Voya International Index Portfolio - Class P2	52,872,713	20,068,662	(3,465,666)	5,316,797	74,792,506	2,002,184	17,465	-
Voya Russell Mid Cap Index Portfolio - Class P2	14,871,873	6,162,511	(6,289,911)	683,807	15,428,280	205,517	(81,940)	2,316,263
Voya Russell Small Cap Index Portfolio - Class P2	6,362,160	3,326,819	(359,569)	(22,926)	9,306,484	89,664	(22,172)	864,463
Voya U.S. Bond Index Portfolio - Class P2	12,687,324	11,826,841	(7,418,886)	1,000,356	18,095,635	322,662	50,695	-
Voya U.S. Stock Index Portfolio - Class P2	98,184,009	58,665,801	(8,107,066)	12,481,363	161,224,107	414,533	927,271	8,349,872
	$207,150,106	$108,780,923	$(33,737,831)	$19,751,744	$301,944,942	$3,511,252	$1,566,767	$11,530,598

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2019, the following futures contracts were outstanding for Voya Index Solution 2055 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	59	12/20/19	$4,498,750	$(132,579)
S&P 500® E-Mini	30	12/20/19	4,467,750	(44,007)
U.S. Treasury Ultra Long Bond	17	12/19/19	3,262,406	81,769
			$12,228,906	$(94,817)
Short Contracts:
Mini MSCI EAFE Index	(32)	12/20/19	(3,037,440)	3,215
Mini MSCI Emerging Markets Index	(121)	12/20/19	(6,061,495)	112,098
U.S. Treasury 10-Year Note	(24)	12/19/19	(3,127,500)	(22,958)
			$(12,226,435)	$92,355

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $307,109,283.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$7,763,749
Gross Unrealized Depreciation	(6,180,150)
Net Unrealized Appreciation	$1,583,599